Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
August 31, 2026
FEG-NPRT3-1026
1.805759.122
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 2.6%
Materials - 2.6%
Metals & Mining - 2.6%
Anglogold Ashanti Plc	911,600	102,390,912
CANADA - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	233,713	22,270,988
KOREA (SOUTH) - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Coupang Inc Class A (a)	1,784,612	28,660,869
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (a)	192,400	5,483,400
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (a)	20,600	8,506,358
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	136,844	10,694,359
UNITED STATES - 94.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (a)(b)	185,962	10,990,354
Entertainment - 0.2%
ROBLOX Corp Class A (a)	222,372	9,181,740
TOTAL COMMUNICATION SERVICES		20,172,094
Consumer Discretionary - 7.7%
Automobile Components - 0.2%
Cooper-Standard Holdings Inc (a)	276,200	7,396,636
Hotels, Restaurants & Leisure - 4.2%
Brinker International Inc (a)	91,140	20,825,490
Carnival Corp Ltd	1,445,300	34,528,217
DraftKings Inc Class A (a)	67,907	1,649,460
Dutch Bros Inc Class A (a)	573,039	27,998,686
Royal Caribbean Cruises Ltd	113,784	30,578,312
Texas Roadhouse Inc	203,428	39,790,517
Wingstop Inc	84,295	9,228,617
		164,599,299
Household Durables - 2.8%
Garmin Ltd	136,300	38,724,193
SharkNinja Inc (a)(b)	306,031	58,907,907
Somnigroup International Inc	193,125	12,504,844
		110,136,944
Specialty Retail - 0.0%
Wayfair Inc Class A (a)	12,838	1,274,428
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	159,233	19,647,760
TOTAL CONSUMER DISCRETIONARY		303,055,067
Consumer Staples - 3.6%
Beverages - 0.3%
Celsius Holdings Inc (a)(b)	448,136	14,093,877
Consumer Staples Distribution & Retail - 3.3%
Casey's General Stores Inc	90,359	67,968,944
Performance Food Group Co (a)	422,038	41,853,508
US Foods Holding Corp (a)	181,311	19,008,645
		128,831,097
TOTAL CONSUMER STAPLES		142,924,974
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Marathon Petroleum Corp	88,100	32,889,492
Targa Resources Corp	123,656	36,311,584
TOTAL ENERGY		69,201,076
Financials - 3.9%
Capital Markets - 3.4%
Cboe Global Markets Inc	94,300	28,308,860
Galaxy Digital Inc Class A (a)(b)	346,900	8,533,740
Robinhood Markets Inc Class A (a)	906,835	95,045,377
		131,887,977
Financial Services - 0.5%
Remitly Global Inc (a)	306,000	8,182,440
Toast Inc Class A (a)	370,703	12,637,265
		20,819,705
TOTAL FINANCIALS		152,707,682
Health Care - 6.2%
Biotechnology - 2.8%
Alnylam Pharmaceuticals Inc (a)	30,080	7,239,955
Insmed Inc (a)	224,900	27,397,318
Natera Inc (a)	93,735	30,178,921
Revolution Medicines Inc (a)	215,100	44,218,107
		109,034,301
Health Care Equipment & Supplies - 1.7%
Dexcom Inc (a)	452,500	41,204,650
IDEXX Laboratories Inc (a)	35,400	19,706,826
TransMedics Group Inc (a)	91,354	7,753,214
		68,664,690
Health Care Providers & Services - 1.1%
Cardinal Health Inc	34,014	7,980,365
Cencora Inc	106,529	34,472,784
		42,453,149
Health Care Technology - 0.6%
Veeva Systems Inc Class A (a)	84,663	24,187,372
TOTAL HEALTH CARE		244,339,512
Industrials - 40.5%
Aerospace & Defense - 13.8%
ATI Inc (a)	552,721	112,865,628
Axon Enterprise Inc (a)	128,309	72,694,747
Beta Technologies Inc Class A (a)	21,670	435,567
Carpenter Technology Corp	79,966	38,097,402
Curtiss-Wright Corp	23,000	13,398,190
FTAI Aviation Ltd	80,600	15,322,060
HEICO Corp Class A	26,338	6,430,949
Howmet Aerospace Inc	314,683	77,081,601
Karman Holdings Inc (a)(b)	623,835	25,857,961
Mercury Systems Inc (a)	386,700	33,770,511
Rocket Lab Corp (a)	657,209	42,008,799
VSE Corp (b)	240,775	50,244,927
Woodward Inc	159,800	54,303,236
		542,511,578
Building Products - 1.2%
Modine Manufacturing Co (a)	66,600	11,883,438
Trane Technologies PLC	83,658	37,177,615
		49,061,053
Commercial Services & Supplies - 1.0%
Cintas Corp	194,135	39,174,502
Construction & Engineering - 12.5%
API Group Corp (a)	908,586	35,662,001
Comfort Systems USA Inc	61,925	95,712,519
Construction Partners Inc Class A (a)(b)	528,072	56,081,246
EMCOR Group Inc	80,242	58,940,959
Granite Construction Inc	416,779	50,246,876
IES Holdings Inc (a)	40,400	12,241,199
MasTec Inc (a)	218,079	52,290,983
Sterling Infrastructure Inc (a)	275,756	129,624,623
		490,800,406
Electrical Equipment - 2.9%
Forgent Power Solutions Inc Class A	730,100	22,297,254
Nextpower Inc (a)	166,500	13,657,995
nVent Electric PLC	388,393	58,550,245
Rockwell Automation Inc	43,800	18,590,034
		113,095,528
Ground Transportation - 1.8%
Old Dominion Freight Line Inc	94,307	18,857,627
XPO Inc (a)	269,644	52,308,240
		71,165,867
Machinery - 4.9%
ESCO Technologies Inc	47,800	13,050,834
Federal Signal Corp	203,222	23,776,974
Mayville Engineering Co Inc (a)(c)	1,282,500	24,829,200
RBC Bearings Inc (a)	161,524	79,834,852
Westinghouse Air Brake Technologies Corp	179,977	51,460,824
		192,952,684
Passenger Airlines - 0.6%
Delta Air Lines Inc	305,686	23,843,508
Trading Companies & Distributors - 1.8%
Fastenal Co	196,509	9,689,859
QXO Inc (a)(b)	907,500	12,051,600
WW Grainger Inc	11,111	14,549,743
Xometry Inc Class A (a)	394,100	36,529,129
		72,820,331
TOTAL INDUSTRIALS		1,595,425,457
Information Technology - 22.8%
Communications Equipment - 1.9%
Lumentum Holdings Inc (a)	83,510	76,391,608
Electronic Equipment, Instruments & Components - 6.1%
Advanced Energy Industries Inc	85,700	23,726,902
Coherent Corp (a)	236,349	65,664,843
Flex Ltd (a)	502,600	54,909,050
Keysight Technologies Inc (a)	116,400	37,562,280
nLight Inc (a)	325,400	13,754,658
OSI Systems Inc (a)	124,730	25,932,614
TTM Technologies Inc (a)	160,000	19,027,200
		240,577,547
IT Services - 5.1%
Cloudflare Inc Class A (a)	404,787	123,504,562
Gartner Inc (a)	46,092	9,131,286
Snowflake Inc (a)	210,900	69,898,587
		202,534,435
Semiconductors & Semiconductor Equipment - 5.6%
Astera Labs Inc (a)	200,783	59,628,535
Credo Technology Group Holding Ltd (a)	197,300	44,627,287
Lattice Semiconductor Corp (a)	74,700	8,615,898
MACOM Technology Solutions Holdings Inc (a)	111,000	29,285,130
Microchip Technology Inc	339,800	24,958,310
Onto Innovation Inc (a)	28,515	7,619,493
Teradyne Inc	127,100	44,463,393
		219,198,046
Software - 3.6%
Appfolio Inc Class A (a)(b)	181,508	42,510,989
Cadence Design Systems Inc (a)	104,267	35,323,574
Datadog Inc Class A (a)	265,950	63,040,788
		140,875,351
Technology Hardware, Storage & Peripherals - 0.5%
Everpure Inc Class A (a)	137,654	12,794,939
Sandisk Corp (a)	5,000	7,833,500
		20,628,439
TOTAL INFORMATION TECHNOLOGY		900,205,426
Materials - 2.4%
Chemicals - 0.3%
Solstice Advanced Materials Inc	188,600	11,955,354
Construction Materials - 2.1%
CRH PLC	336,686	31,746,123
Suncrete Inc Class A	920,400	15,784,860
Vulcan Materials Co	135,479	36,522,429
		84,053,412
TOTAL MATERIALS		96,008,766
Real Estate - 3.5%
Health Care REITs - 1.2%
Welltower Inc	197,860	46,742,446
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	94,400	13,764,464
Retail REITs - 1.5%
Simon Property Group Inc	263,700	55,988,784
Specialized REITs - 0.5%
Iron Mountain Inc	172,393	19,885,533
TOTAL REAL ESTATE		136,381,227
Utilities - 1.6%
Electric Utilities - 0.3%
NRG Energy Inc	92,579	10,194,799
Independent Power and Renewable Electricity Producers - 1.3%
Talen Energy Corp (a)	34,995	10,350,121
Vistra Corp	303,065	41,632,040
		51,982,161
TOTAL UTILITIES		62,176,960
TOTAL UNITED STATES		3,722,598,241
TOTAL COMMON STOCKS (Cost $3,267,659,584)		3,900,605,127

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series H (d)(e)	111,700	8,209,949
Information Technology - 0.7%
Software - 0.7%
Anthropic PBC Series H (d)(e)	24,000	18,660,720
Databricks Inc Series L (d)(e)	32,600	8,247,800
TOTAL INFORMATION TECHNOLOGY		26,908,520
TOTAL UNITED STATES		35,118,469
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,032,244)		35,118,469

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	10,550,844	10,552,954
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	37,689,779	37,693,549
TOTAL MONEY MARKET FUNDS (Cost $48,246,503)			48,246,503

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $3,343,938,331)	3,983,970,099
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(41,858,387)
NET ASSETS - 100.0%	3,942,111,712

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,118,469 or 0.9% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $134,974,569.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	7,702,016

Anthropic PBC Series H	5/28/2026	14,136,228

Databricks Inc Series L	12/18/2025	6,194,000

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	5,737,368	494,490,663	489,680,042	132,092	4,965	-	10,552,954	10,550,844
Fidelity Securities Lending Cash Central Fund	66,702,541	960,713,264	989,723,533	168,716	1,277	-	37,693,549	37,689,779
	72,439,909	1,455,203,927	1,479,403,575	300,808	6,242	-	48,246,503

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Mayville Engineering Co Inc	-	45,583,526	1,232,725	-	(551,345)	(18,970,256)	24,829,200	1,282,500
Total	-	45,583,526	1,232,725	-	(551,345)	(18,970,256)	24,829,200

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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